Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Fair Value Measurements [Abstract]
Schedule Of Financial Assets And Liabilities Measured At Fair Value On A Recurring Basis

	Quoted Prices in	Significant
	Active Markets	Other	Significant
	for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
	(Level 1)	(Level 2)	(Level 3)	Total
As of December 31, 2010
Auction rate securities	$ --	$ --	$44.5	$44.5
Supplemental executive retirement plan assets	23.0	--	--	23.0
Derivatives, net	--	16.4	--	16.4
Total financial assets	$23.0	$16.4	$44.5	$83.9

As of December 31, 2009
Auction rate securities	$ --	$ --	$60.5	$60.5
Supplemental executive retirement plan assets	18.7	--	--	18.7
Derivatives, net	--	13.2	--	13.2
Total financial assets	$18.7	$13.2	$60.5	$92.4

Summary Of Fair Value Measurements Of Auction Rate Securities Using Significant Level 3 Inputs

	2010	2009	2008

Beginning Balance	$60.5	$64.2	$ --
Purchases	--	--	83.0
Sales	(16.7)	(5.5)	(10.7)
Unrealized gains (losses)*	.7	1.8	(8.1)
Transfers in and/or out of Level 3	--	--	--
Ending balance	$44.5	$60.5	$64.2

*	Unrealized gains (losses) are included in other income (expense), net, in our consolidated statement of income.

Schedule Of Carrying Values And Estimated Fair Values Of Debt Instruments

	December 31,		December 31,
	2010		2009
		Estimated		Estimated
	Carrying	Fair	Carrying	Fair
	Value	Value	Value	Value

7.20% Debentures	$148.9	$165.0	$148.9	$155.9
6.36% Bonds, including current maturities	63.4	71.9	76.0	85.8
4.65% Bonds, including current maturities	45.0	50.6	49.5	53.8